Derivative Instruments - Summary of Derivative Financial Instruments (Detail)				12 Months Ended
		May 06, 2021 CAD ($)	Apr. 12, 2021 CAD ($)	Dec. 31, 2021 USD ($) $ / Unit	Dec. 31, 2020 USD ($) $ / Unit		Dec. 31, 2021 CAD ($) $ / Unit	Feb. 10, 2021 CAD ($) $ / Unit	Aug. 03, 2020 USD ($)	Feb. 10, 2020 CAD ($)
Interest Rate Swap | LIBOR Swap Effective June 15, 2019
Derivative [Line Items]
Derivative, notional amount				$ 235,000,000	$ 235,000,000
Interest Rate Swaps, Strike				1.79%	1.79%		1.79%
Interest Rate Swaps, Effective Date or Date Assumed				Jun. 15, 2019	Jun. 15, 2019
Interest Rate Swaps, Maturity Date				Feb. 15, 2022	Feb. 15, 2022
Interest Rate Cap
Derivative [Line Items]
Derivative, notional amount									$ 80,000,000
Interest Rate Cap | LIBOR Cap Effective August 3, 2020
Derivative [Line Items]
Derivative, notional amount					$ 80,000,000
Interest Rate Swaps, Strike					0.50%
Interest Rate Swaps, Effective Date or Date Assumed					Aug. 03, 2020
Interest Rate Swaps, Maturity Date					Aug. 02, 2021
Interest Rate Cap | CDOR Cap Effective October 11, 2018
Derivative [Line Items]
Derivative, notional amount	[1]				$ 99,300,000
Interest Rate Swaps, Strike					3.00%
Interest Rate Swaps, Effective Date or Date Assumed					Oct. 11, 2018
Interest Rate Swaps, Maturity Date					Oct. 15, 2021
Interest Rate Cap | CDOR Cap Effective March 28, 2019
Derivative [Line Items]
Derivative, notional amount	[1]				$ 1,000,000
Interest Rate Swaps, Strike					3.00%
Interest Rate Swaps, Effective Date or Date Assumed					Mar. 28, 2019
Interest Rate Swaps, Maturity Date					Oct. 15, 2021
Interest Rate Cap | CDOR Cap Effective May 28, 2019
Derivative [Line Items]
Derivative, notional amount	[1]				$ 11,700,000
Interest Rate Swaps, Strike					3.00%
Interest Rate Swaps, Effective Date or Date Assumed					May 28, 2019
Interest Rate Swaps, Maturity Date					Oct. 15, 2021
Foreign Exchange Forwards
Derivative [Line Items]
Derivative, notional amount								$ 95,000,000		$ 95,000,000
Foreign Currency Forwards, Notional Amount		$ 122,000,000	$ 125,900,000		$ 95,000,000	[1]		$ 95,000,000
Foreign Currency Forwards, Strike | $ / Unit					1.334			1.334
Interest Rate Swaps, Maturity Date					Feb. 10, 2020
Foreign Currency Forwards, Maturity Date		Apr. 12, 2022	Apr. 12, 2023		Feb. 10, 2021	[2]
Foreign Exchange Forwards | Denominated in CAD
Derivative [Line Items]
Foreign Currency Forwards, Notional Amount	[3]						$ 125,925,000
Foreign Currency Forwards, Strike | $ / Unit				1.2593			1.2593
Foreign Currency Forwards, Effective Date or Date Assumed				Apr. 12, 2021
Foreign Currency Forwards, Maturity Date				Apr. 12, 2023
Foreign Exchange Forwards | Denominated in CAD
Derivative [Line Items]
Foreign Currency Forwards, Notional Amount	[3]						$ 122,020,000
Foreign Currency Forwards, Strike | $ / Unit				1.2202			1.2202
Foreign Currency Forwards, Effective Date or Date Assumed				May 06, 2021
Foreign Currency Forwards, Maturity Date				Apr. 12, 2022

[1]	Notional amount shown is denominated in CAD.
[2]	On February 10, 2021, we rolled this currency forward into a new $95 million CAD currency forward with a strike price of 1.334, and a maturity date of April 12, 2021.
[3]	Notional amounts shown are denominated in CAD.